Investment in Cauchari-Olaroz Project	12 Months Ended
Dec. 31, 2023
Disclosure Of Interest In Joint Arragements [Abstract]
Investment in Cauchari-Olaroz Project
8.
INVESTMENT IN CAUCHARI-OLAROZ PROJECT

As at December 31, 2023, the Company, Ganfeng and JEMSE are 44.8%, 46.7% and 8.5% shareholders, respectively, of Minera Exar, the company that holds all rights, title and interest in and to Cauchari-Olaroz, which is located in the Jujuy province of Argentina. The Company and Ganfeng are parties to a shareholders’ agreement concerning management of the project and are entitled to the project’s production offtake on a 49%/51% basis. Construction costs are also shared on the same 49%/51% pro rata basis between the Company and Ganfeng. The shareholders’ agreement regulates key aspects of governance of the project, which provides the Company with significant influence over Minera Exar and strong minority shareholder protective rights.

In addition, the Company and Ganfeng are 49% and 51% shareholders, respectively, in Exar Capital, a company that provides financing to Minera Exar for the purpose of advancing construction of Cauchari-Olaroz (the investment in Minera Exar and investment in Exar Capital together, the “Investment in Cauchari-Olaroz project”). Minera Exar and Exar Capital are accounted for using the equity method of accounting.

Loans to Minera Exar and Exar Capital

The Company has entered into loan agreements with Minera Exar and Exar Capital to fund the construction of Cauchari-Olaroz.

8.
INVESTMENT IN CAUCHARI-OLAROZ PROJECT (continued)

Changes in the loans’ balances are summarized below.

$
Loans to Exar Capital, as at December 31, 2021	70,856
Remeasurement due to extinguishment of the loans to Exar Capital	54,991
Loans to Exar Capital	79,674
Accrued interest	17,601
Loans to Exar Capital, as at December 31, 2022	223,122
Loans to Exar Capital	64,680
Accrued interest	33,067
Loans to Exar Capital, as at December 31, 2023	320,869

Starting from January 1, 2022, as agreed between the Company and Ganfeng, all loans by both the Company and Ganfeng to Exar Capital were amended to introduce interest.

Loans advanced after January 1, 2022, carry an interest rate of the Secured Overnight Financing Rate (“SOFR”) plus 10.305%. SOFR is a benchmark interest rate for dollar-denominated loans and derivatives established as an alternative benchmark rate to the London Inter-Bank Offered Rate (“LIBOR”), which was phased out in June 2023.

In Q2 2022, certain of the loans provided by Exar Capital to Minera Exar were amended to introduce a revised repayment mechanism linked to the implied market foreign exchange rate in Argentina. This change in the loans’ terms resulted in an extinguishment of the original loans and the recognition of a related loss of $113,105 (net of taxes), the Company’s share of which was $50,671. Subsequent to the amendment, the revised repayment feature gives rise to the existence of an embedded derivative in the loans payable by Minera Exar which is required to be measured at fair value at each reporting date. The gain/loss on change in the fair value of the embedded derivative is included in other income/loss of Minera Exar’s statement of comprehensive income/loss for the year ended December 31, 2023

During the year ended December 31, 2023, loans were provided by the Company to Exar Capital in the amount of $64,680, and by Ganfeng in the amount of $67,320. Such loans funded the Company’s and Ganfeng’s respective 49% and 51% share of Cauchari-Olaroz construction costs. The maturity of the loans is 7 years from the date of drawdown.

During the year ended December 31, 2023, Minera Exar obtained debt financing in the form of loans totaling $270,000 from third parties to fund construction. The accumulated amount of such loans obtained from third parties as of December 31, 2023, is $350,000 and they include loans totaling:

•
$80,000 which are secured with a $33,000 line of credit and $30,000 guarantee provided by Ganfeng. The Company has in turn provided a guarantee to Ganfeng in the amount of $34,300 for the loans;

•
$131,233 that are secured with a bank letter of credit arranged by Exar Capital, with the Company and Ganfeng providing $83,000 cash that is held by Exar Capital as collateral under the line of credit. This cash can be used to settle Minera Exar loans. Subsequent to year end, Minera Exar settled approximately $34,000 (a portion of the outstanding third party loans) with a $25,000 loan from Exar Capital; and

•
$21,000 that are secured with a bank letter of credit arranged by Minera Exar. The remaining third-party loans are unsecured.
8.
INVESTMENT IN CAUCHARI-OLAROZ PROJECT (continued)

As at December 31, 2023, third party loans of $314,000 are due in 2024 and $36,000 due in 2025 with $34,000 of loans settled subsequent to the year end.

Offtake Agreement with Ganfeng and Bangchak

The Company and Ganfeng are entitled to a share of offtake from production at Cauchari-Olaroz. The Company is entitled to 49% of the offtake, which would amount to approximately 19,600 tonnes per annum (“tpa”) of lithium carbonate assuming full capacity is achieved. The Company has entered into an offtake agreement with each of Ganfeng and Bangchak to sell a fixed amount of offtake production at market-based prices, with Ganfeng entitled to 80% of the first 12,250 tpa of lithium carbonate (9,800 tpa assuming full production capacity) and Bangchak entitled to up to 6,000 tpa of lithium carbonate (assuming full production capacity). The balance of the Company’s offtake entitlement, amounting to up to approximately 3,800 tpa of lithium carbonate is uncommitted, but for limited residual rights available to Bangchak to the extent production does not meet full capacity.

Prepayment of purchases and sales of lithium carbonate

In Q2 2023, the Company entered into an agreement to receive prepayments from Ganfeng with respect to the Company’s future sale of 80% of its 49% share of the future lithium carbonate production from Minera Exar. The agreement provides the Company the right to settle its obligation to Ganfeng through assigning its rights to receive a corresponding value of lithium carbonate from Minera Exar. Concurrently, the Company entered into an agreement to make prepayments to Minera Exar with respect to the Company’s 49% share of the future lithium carbonate production from Minera Exar.

The prepayments to Minera Exar are non-interest bearing (except in the case of default) and is to be settled as a credit against the purchase of lithium carbonate within 365 days of the prepayment invoice.

As at December 31, 2023, there were $6,673 prepayments made to Minera Exar and $2,322 prepayments received from Ganfeng, which was recorded in the statement of financial position as customer advances and, prepayment to Minera Exar for lithium carbonate purchases respectively.

Purchases and sales of lithium carbonate

In Q4 2023, the Company purchased 49% of Minera Exar’s lithium carbonate shipped during the quarter with Ganfeng purchasing the remaining 51% of the product shipped. The Company purchased its share of lithium carbonate from Minera Exar for $15,803 at a market price (net of processing costs and other deductions) and sold it to Ganfeng at the same market price for gross proceeds of $15,803. The Company acted in the capacity of an agent in such sales transactions, as the Company’s acquisition of title to lithium carbonate was simultaneous with the sale of lithium carbonate to Ganfeng and the Company was not directly exposed to inventory or price risk related to lithium carbonate.

Since there was no net amount of commission to the Company, there was no impact on the Company’s statement of comprehensive income (loss) for the year ended December 31, 2023.

8.
INVESTMENT IN CAUCHARI-OLAROZ PROJECT (continued)

Investment in Cauchari-Olaroz Project

Changes in the Investment in Cauchari-Olaroz Project are summarized below:

$
Investment in Cauchari-Olaroz Project, as at December 31, 2021	156,281
Remeasurement due to extinguishment of the loans to Exar Capital	(34,637)
Contribution to Investment in Cauchari-Olaroz Project	3,138
Share of loss of Cauchari-Olaroz Project	(57,016)
Elimination of capitalized intercompany interest	(26,259)
Investment in Cauchari-Olaroz Project, as at December 31, 2022	41,507
Contribution to Investment in Cauchari-Olaroz Project	1,863
Share of income of Cauchari-Olaroz Project	53,555
Elimination of capitalized intercompany interest	(37,344)
Investment in Cauchari-Olaroz Project, as at December 31, 2023	59,581

During the year ended December 31, 2023, the Company’s share of Minera Exar income was $58,035 (after recognizing the previously unrecognized losses) and contributions to the investment in Minera Exar were $1,863. The Company’s share of Exar Capital loss was $4,480 for the year ended December 31, 2023.

The following are the amounts presented in the financial statements of Minera Exar on a 100% basis as amended to reflect the Company’s accounting policies.

	December 31, 2023	December 31, 2022
	$	$
Current assets
Cash and cash equivalents	49	3,075
Inventories	220,507	-
Other current assets	12,855	11,357
Total current assets	233,411	14,432
Non-current assets	1,327,284	1,200,485
Current liabilities - third-party loans	(314,109)	(50,000)
Current liabilities - loans from Exar Capital	(328,569)	-
Current liabilities - other	(86,802)	(63,970)
Non-current liabilities - third-party loans	(36,242)	(30,040)
Non-current liabilities - loans from Exar Capital	(544,526)	(949,679)
Non-current liabilities - other	(5,696)	(6,019)
Net assets	244,751	115,209

8.
INVESTMENT IN CAUCHARI-OLAROZ PROJECT (continued)

	Years ended December 31,
	2023	2022
	$	$
Sales	34,521	-
Cost of sales	(27,799)	-
	6,722	-
Selling and distribution expenses	(1,773)	-
Administrative expenses	(3,928)	-
Other income/(loss)	253,108	(207,148)
Deferred tax (expense)/recovery	(124,586)	75,280
Net income/(loss)	129,543	(131,868)

The following are the amounts presented in the financial statements of Exar Capital on a 100% basis.

	December 31, 2023	December 31, 2022
	$	$
Current assets
Cash and cash equivalents	379	1,180
Restricted cash used as collateral under letters of credit	83,093	15,668
Other current assets	29,299	16,589
Total current assets	112,771	33,437
Non-current assets - loans advanced to Minera Exar	743,841	617,279
Current liabilities - loans from Lithium Argentina and Ganfeng	(775,645)	(563,652)
Other current liabilities	(7,243)	(4,197)
Net assets	73,724	82,867

Loans from Lithium Argentina and Ganfeng are presented as current liabilities in the financial statements of Exar Capital. In accordance with the terms of the loan agreements, the loans can be called at any time by unanimous agreement of Lithium Argentina and Ganfeng. As at December 31, 2023, loans of $83,930 are due in Q4 2025, $155,699 between 2026 and 2027, $536,016 between 2028 and 2030.

	Years ended December 31,
	2023	2022
	$	$
Interest income on loans from Exar Capital	83,357	58,614
Other income	2,561	-
Interest expense	(80,027)	(47,057)
Withholding tax expense	(13,969)	(7,034)
General and administrative expenses	(1,064)	(319)
Net (loss)/ income	(9,142)	4,204

8.
INVESTMENT IN CAUCHARI-OLAROZ PROJECT (continued)

The following provides a reconciliation of the summarized financial information for Minera Exar and Exar Capital to carrying value:

	Minera Exar	Exar Capital
	$	$
Net assets, December 31, 2023	244,751	73,724
Company's share of net assets	109,648	36,125
Elimination of capitalized intercompany interest	(96,682)	-
Expenditures incurred by the Company in connection to the investee	10,490	-
Carrying value	23,456	36,125

Minera Exar’s Commitments and Contingencies

As at December 31, 2023, Minera Exar had the following commitments (on a 100% basis):

•
Annual royalty of $200 due in May of every year and expiring in 2041.

•
Aboriginal programs agreements with seven communities located in the Cauchari-Olaroz project area having terms ranging from five to thirty years. The annual fees due are $174 in 2023 and $503 between 2024 and 2061, assuming that such agreements are extended for the life of the project. The annual fees are subject to change. Minera Exar’s obligations to make the payments are subject to continued development of the project and commencement and continuation of production operations for the project.

•
Commitments related to construction contracts of $1,457.